Note 31 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	€ 4,441	€ 4,359	€ 3,564
BBVA Garanti [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	1,315	1,351	1,129
Peru BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	2,004	1,779	1,586
Argentina BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	729	843	544
Colombia BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	53	60	82
Venezuela BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	133	134	108
Other entities BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	€ 206	€ 191	€ 115